ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Feb. 28, 2019
TAL Hong Kong [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
TAL Beijing [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Huanqiu Zhikang [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Yidu Huida [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Beijing Xintang Sichuang [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Zhixuesi Beijing [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Pengxin TAL [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Firstleap [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Firstleap Hong Kong [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Lebai Information [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Yizhen Xuesi [Member]
Organization And Principal Activities [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%